Note 20 - Fair Value Measurements and Fair Values of Financial Instruments - Financial Assets and Liabilities on a Recurring and Nonrecurring (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investment securities available for sale	$ 882	$ 1,666
Fair Value, Recurring [Member]
Investment securities available for sale	882	1,666
Total fair value measurements	882	1,666
Other real estate owned	360
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale	0	0
Total fair value measurements	0	0
Other real estate owned	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	882	1,666
Total fair value measurements	882	1,666
Other real estate owned	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale	0	0
Total fair value measurements	0	0
Other real estate owned	360
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member] | Government National Mortgage Association (GNMA) [Member]
Investment securities available for sale	848	1,630
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member] | Government National Mortgage Association (GNMA) [Member] | Fair Value, Recurring [Member]
Investment securities available for sale	848	1,631
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member] | Government National Mortgage Association (GNMA) [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale	0	0
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member] | Government National Mortgage Association (GNMA) [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	848	1,631
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member] | Government National Mortgage Association (GNMA) [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale	0	0
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member] | Federal National Mortgage Association (FNMA) [Member]
Investment securities available for sale	34	36
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member] | Federal National Mortgage Association (FNMA) [Member] | Fair Value, Recurring [Member]
Investment securities available for sale	34	35
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member] | Federal National Mortgage Association (FNMA) [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale	0	0
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member] | Federal National Mortgage Association (FNMA) [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	34	35
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member] | Federal National Mortgage Association (FNMA) [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale	$ 0	$ 0